Note 20 - Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Royalty Payment, Percentage of Net Profit	4.00%
Royalty Payment, Annual Advance	$ 120,000
Total payments due under the mining lease capped	7,600,000	$ 7,600,000
Total payments made under the mining lease	2,600,000	$ 2,500,000
Inventories [Member]
Unrecorded Unconditional Purchase Obligation, Total	$ 2,500,000
Unrecorded Unconditional Purchase Obligation, Term (Year)	2 years
Unrecorded Unconditional Purchase Obligation, Purchases	$ 900,000
Mobile Mining Equipment [member]
Lessee, Operating Lease, Term of Contract (Year)	1 year
Lessee, Operating Lease, Liability, to be Paid, Total	$ 10,100,000
Office Space in Denver, Colorado [Member]
Lessee, Operating Lease, Liability, to be Paid, Total	200,000
Lessee Operating Lease, Annual Rent Expense	$ 100,000